INVESTMENTS - Equity-Based and Treasury Future Contracts (Details) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Cash and securities collateral for derivative contract	$ 2,189	$ 2,123	$ 740
Cash and securities collateral	65	4	868
Exchange Traded Future Contract [Line Items]
Securities purchased under agreements to resell, net amount presented in the Balance Sheet,		5
Securities sold under agreements to repurchase	1,900	1,887	$ 3,593
Securities sold under agreements to repurchase
Exchange Traded Future Contract [Line Items]
Securities sold under agreements to repurchase	1,891	1,882
S&P 500, Russell 1000, NASDAQ 100 and Emerging Market Indices
Exchange Traded Future Contract [Line Items]
Exchange-traded future contract, initial margin requirement	226	208
US Treasury Notes and Euro Dollar
Exchange Traded Future Contract [Line Items]
Exchange-traded future contract, initial margin requirement	55	40
Euro Stoxx, FTSE100, EAFE And Topix Indices
Exchange Traded Future Contract [Line Items]
Exchange-traded future contract, initial margin requirement	$ 21	$ 25